     VALOR INVESTMENT FUND, INC.

     Financial Statements for the
     Six Months Ended January 31, 2001, and
     Independent Accountants' Review Report

INDEPENDENT ACCOUNTANTS' REVIEW REPORT


To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.

We have reviewed the accompanying statement of assets and liabilities and schedule of investments in securities of Valor Investment Fund, Inc. (the "Company") as of January 31, 2001, and the related statements of operations, shareholders' investment, and changes in net assets for the six months then ended. These financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets for the year ended July 31, 2000, and the related statements of operations and shareholders' investment in securities for the year then ended; and in our report dated September 20, 2000, we expressed an unqualified opinion on those statements.





March 16, 2001

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2001
--------------------------------------------------------------------------------


ASSETS:
  Investments in securities - at market value (cost of $13,155,387)         $13,720,258
  Interest receivable                                                           194,418
  Prepaid expenses                                                                8,744
                                                                            -----------

           Total assets                                                      13,923,420

LIABILITIES - Accrued expenses                                                   14,900
                                                                            -----------

NET ASSETS (Equivalent to $15.74 per share based on 883,525 shares of
  common stock outstanding at January 31, 2001)                             $13,908,520
                                                                            ===========



See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2001
-------------------------------------------------------------------------------


                                                                                              COST OR
                                                                               PRINCIPAL     AMORTIZED
                                                                                AMOUNT          COST          MARKET
MONEY MARKET FUNDS -
  Dreyfus Tax Exempt Money Market Fund                                            $ 68,177       $ 68,177       $ 68,177

SHORT-TERM MUNICIPAL BONDS:
  Detroit Mich. Wtr. Supply Sys. Rev. 4.50%, July 1, 2001                          100,000        100,132        100,480
  Lenawee County, MI Gen. Obl., 6.150%, May 1, 2001                                125,000        125,000        125,819
                                                                                  --------       --------       -------
           Total short-term municipal bonds                                        225,000        225,132        226,299

LONG-TERM MUNICIPAL BONDS:
  Alaska State Hsg Fin Corp., 6.375%, December 1, 2012                             275,000        273,184        292,212
  Ann Arbor General Obl., 6.000%, September 1, 2009                                100,000        100,542        102,976
  Avondale School District, 5.800%, May 1, 2015                                    140,000        140,000        154,048
  Bay County General Obl., 6.500%, May 1, 2004                                     500,000        500,000        513,390
  Berkley City Sch Dist. MI FGIC, 5.6250%, January 1, 2015                         270,000        264,935        290,096
  Brandon School District, 5.600%, May 1, 2010                                     100,000         99,169        108,860
  Brevard County Solid Waste Disposal, 5.700%, April 1, 2009                       100,000        100,000        104,332
  Caledonia Comm. Schools MI, 6.625%, May 1, 2014                                  150,000        150,000        158,130
  Carrollton Public School District, 6.400%, May 1, 2004                            65,000         64,901         67,395
  Carrollton Public School District, 6.400%, May 1, 2005                            75,000         74,852         77,763
  Carrollton Public School District, 6.400%, May 1, 2006                            75,000         74,818         77,763
  Carrollton Public School District, 6.400%, May 1, 2007                            75,000         74,787         77,773
  Cass Cnty MI Sew Dip Sys - ONTWA Twp., 5.5%, May 1, 2018                         100,000         98,446        103,069
  Cedar Springs Public School District, 5.875%, May 1, 2014                        250,000        247,853        269,365
  Central Michigan University Rev., 5.500%, October 1, 2010                        200,000        200,000        207,468
  Central Michigan University Rev., 6.000%, October 1, 2013                        100,000        100,747        105,401
  Cheboygan General Obl., AMBAC, 5.400%, November 1, 2015                          100,000         99,095        105,187
  Chicago Emer. Telephone Sys., 5.800%, January 1, 2013                            100,000        100,000        105,808
  Chicago, Ill. General Obl., 6.250%, January 1, 2012                              200,000        205,418        208,768
  Chicago O'Hare Airport, Int'l Rev., 6.750%, January 1, 2018                      230,000        248,674        239,747
  Clawson City School District, 4.900%, May 1, 2013                                200,000        199,152        202,936
  Clintondale Comm. Schools, 6.500%, May 1, 2010                                   100,000         99,705        107,246
  Cook County General Obl., 5.400%, November 15, 2008                              200,000        200,000        212,366
  Coopersville Area Mich Pub Schools, 5.000%, May 1, 2024                          100,000         98,323         96,397
  Desoto Independent School District, 4.900%, August 15, 2014                       75,000         75,000         74,998
  East Grand Rapids Mich. Pub. School, 5.75%, May 1, 2018                          150,000        154,828        159,287
  Essexville Hampton Public Schools, MI FGIC, 5.500%, May 1, 2017                  150,000        147,186        162,584
  Eugene Trojan Nuclear Proj. Rev. OR, 5.900%, September 1, 2009                   130,000        130,405        131,560
  Ferndale Sch Dist FGIC, 5.375%, May 1, 2016                                      100,000         98,391        101,936
  Flat Rock Comm. School District, 5.250%, May 1, 2010                             125,000        123,842        129,569

                      Total forward                                              4,535,000      4,544,253      4,748,430


                                                                                                              (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2001
-------------------------------------------------------------------------------


                                                                                            COST OR
                                                                          PRINCIPAL        AMORTIZED
                                                                            AMOUNT            COST             MARKET

           Total forward                                                $ 4,535,000       $ 4,544,253      $ 4,748,430

Florida State Board of Education, 6.000%, May 1, 2005                       500,000           500,000          503,270
Florida State Board of Education, 5.200%, June 1, 2016                       25,000            23,358           25,211
Grand Haven Area Public Schools, 6.050%, May 1, 2014                        165,000           163,779          176,397
Grand Ledge Public Schools, 6.40%, May 1, 2008                               50,000            52,761           54,955
Greenville Public Schools, 5.000%, May 1, 2014                              300,000           299,191          304,350
Grosse Isle General Obl., 5.200%, March 1, 2008                              25,000            24,761           25,516
Hillman MI Comm. Schools, 4.25%, May 1, 2002                                100,000           102,838          103,807
Huron Valley School District MI FGIC, 5.875%, May 1, 2016                   100,000            99,246          110,446
Hudsonville Public Schools, 6.000%, May 1, 2009                             100,000           100,000          108,568
Illinois State Sales Tax Rev., 5.400%, June 15, 2013                        150,000           146,945          155,064
Kalamazoo Water Rev., MI FSA, 5.625%, September 1, 2011                     100,000            98,812          107,109
Kentwood Public Schools, 6.400%, May 1, 2015                                500,000           500,000          527,405
L'Anse Creuse Public Schools, 5.500%, May 1, 2014                           180,000           179,580          185,056
Lincoln Consol. Sch. Dist. MI FGIC, 5.800%, May 1, 2014                     115,000           115,000          123,869
Lowell Mich. Area Schools, 5.4%, May 1, 2017                                 50,000            50,000           51,763
Lyon Twp, 5.40%, May 1, 2019                                                100,000            99,436          102,108
Marysville, Public Sch. Dist., 5.750%, May 1, 2014                          150,000           148,668          160,577
Michigan Higher Ed. Stu. Ln. Rv., 6.000%, September 1, 2008                 170,000           170,642          176,326
Michigan Municipal Bond Auth. Rev., 5.400%,
  October 1, 2014                                                           100,000            97,125          102,896
Michigan Municipal Bond Auth. Rev., 5.400%,
  November 1, 2016                                                          100,000            99,473          103,517
Michigan Public Power Agency Rev., 5.500%,
  January 1, 2013                                                           100,000            99,629          102,791
Michigan State Bldg. Auth. Rev., 6.250%, October 1, 2020                    250,000           246,488          256,975
Michigan State Bldg. Auth. Rev., AMBAC, 5.300%,
  October 1, 2016                                                           100,000            99,036          101,435
Michigan State Hospital Finan. Auth., 5.375%,
  October 15, 2013                                                           95,000            95,592           94,173
Michigan State Hospital Finan. Auth., 5.250%,
  November 1, 2015                                                          180,000           185,531          184,610
Michigan State Hsg. Dev. Auth. Rev., AMBAC, 5.600%,
  December 1, 2009                                                          155,000           155,000          157,711
                                                                          ---------         ---------        ---------

           Total forward                                                  8,495,000         8,497,144        8,854,335

                                                                                                            (Continued)


VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2001
------------------------------------------------------------------------------

                                                                                           COST
                                                                                            OR
                                                                       PRINCIPAL         AMORTIZED
                                                                         AMOUNT            COST             MARKET

           Total forward                                                 $ 8,495,000       $ 8,497,144       $ 8,854,335

Millington Community School District, 5.700%, May 1, 2005                    100,000            96,621           101,430
Monroe County General Obl., 5.250%, November 1, 2002                          40,000            39,478            40,552
Mount Pleasant Water Rev., 6.000%, February 1, 2015                          340,000           334,556           368,002
Novi Community School District, 6.125%, May 1, 2003                          250,000           250,340           267,880
Oakland County General Obl., 6.200%, May 1, 2003                             500,000           496,429           508,260
Oakland County General Obl., 6.000%, November 1, 2011                        115,000           114,312           120,205
Oakland County General Obl., 6.000%, November 1, 2013                        145,000           143,016           152,330
Orange County Sales Tax Rev., 5.250%, January 1, 2016                        150,000           148,456           151,523
Orlando Util Comm. Water & Elec., 6.300%, April 1, 2003                      250,000           250,531           263,933
Petoskey Public School Dist., 4.750%, May 1, 2016                            125,000           124,791           122,388
Rochester Comm. School District, 5.625%, May 1, 2009                          35,000            34,762            38,394
St. Lucie County School Board, 5.375%, July 1, 2013                          150,000           150,000           154,352
San Antonio General Obl. 5.750%, August 1, 2013                              110,000           110,201           112,026
Santa Monica, CA Univ. Sch. Dist., 5.400%, August 1, 2009                     50,000            50,000            53,135
South Range Local School Dist., 6.15%, December 1, 2018                      100,000           104,924           105,440
Tarrant Co. Water Control, TX, 5.750%, March 1, 2013                         150,000           150,000           150,293
Tecumseh Mich. Public Schools, 5.50%, May 1, 2019                            250,000           250,000           259,335
Texas Mun. Pwr. Agency Rev., 5.50%, September 1, 2019                         95,000            95,000            95,051
University of Michigan, Revenue, 5.800%, April 1, 2010                       230,000           230,000           241,167
Utica Community Schools, MI, 4.250%, May 1, 2002                             100,000           100,341           100,978
Warren Consol. Sch. Dist. MI MBIA, 5.500%, May 1, 2014                       200,000           195,224           206,238
Washoe County General Obl., 6.200%, April 1, 2010                            185,000           183,422           194,646
Wayne County MI Comm. College, 5.350%, July 1, 2015                          150,000           148,568           156,270
Western MI Univ. Revs. Ref Gen Ser A, 5%, July 15, 2021                      100,000            88,962            97,374
Yale Public Schools District, MI, 5.000%, May 1, 2005                        125,000           125,000           129,810
Zeeland Public Schools, MI, 6.000%, May 1, 2010                              100,000           100,000           108,695
Zeeland Public Schools, MI, 6.000%, May 1, 2014                              250,000           250,000           271,740
                                                                         -----------       -----------       -----------

           Total long-term municipal bonds                                12,890,000        12,862,078        13,425,782
                                                                         -----------       -----------       -----------

TOTAL INVESTMENTS                                                        $13,183,177       $13,155,387       $13,720,258
                                                                         ===========       ===========       ===========



See notes to financial statements and Independent Accountants' Review Report.                             (Concluded)

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2001
-------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest income                                                       $ 386,604
  Gain on disposition                                                       6,200
                                                                        ---------

           Total investment income                                        392,804
                                                                        ---------

EXPENSES:
  Professional fees                                                        31,471
  Custodian fees                                                            6,250
  Other                                                                       607
                                                                        ---------

           Total expenses                                                  38,328
                                                                        ---------

NET INVESTMENT INCOME (Equivalent to $0.40 per share based on
    883,525 shares of common stock outstanding at January 31, 2001)       354,476
                                                                        ---------

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                     319,126
  End of period                                                           564,871
                                                                        ---------

INCREASE IN UNREALIZED APPRECIATION OF INVESTMENTS                        245,745
                                                                        ---------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 600,221
                                                                        =========




See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2001
-------------------------------------------------------------------------------



                                                               COMMON STOCK
                                                    -------------------------------
                                                        SHARES                         PAID-IN          RETAINED
                                                       (NOTE 4)       PAR VALUE        SURPLUS          EARNINGS

BALANCE AT JULY 31, 2000                                  883,525        $883,525        $180,944        $11,967,524

  Net increase in net assets resulting from operations

  Dividends to shareholders ($0.42
    per share)
                                                          -------        --------        --------        -----------

BALANCE AT JANUARY 31, 2001                               883,525        $883,525        $180,944        $11,967,524
                                                          =======        ========        ========        ===========



                                                       UNDISTRIBUTED        UNREALIZED
                                                           NET            APPRECIATION
                                                        INVESTMENT              OF
                                                          INCOME           INVESTMENTS            TOTAL

BALANCE AT JULY 31, 2000                                 $ 328,973          $ 319,126          $13,680,092

  Net increase in net assets resulting from
    operations                                             354,476            245,745              600,221

  Dividends to shareholders ($0.42
    per share)                                            (371,793)                               (371,793)
                                                         ---------          ---------          -----------

BALANCE AT JANUARY 31, 2001                              $ 311,656          $ 564,871          $13,908,520
                                                         =========          =========          ===========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JANUARY 31, 2001
------------------------------------------------------------------------------



                                                               SIX MONTHS
                                                                 ENDED         YEAR ENDED
                                                              JANUARY 31,       JULY 31,
                                                                  2001            2000

OPERATIONS:
  Net investment income                                       $    354,476   $    722,789
  Increase (decrease) in unrealized appreciation                   245,745       (189,356)
                                                              ------------   ------------

           Increase in net assets resulting from operations        600,221        533,433

DIVIDENDS TO SHAREHOLDERS FROM
  INVESTMENT INCOME                                                371,793        724,939
                                                              ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                                  228,428       (191,506)

NET ASSETS:
  Beginning of period                                           13,680,092     13,871,598
                                                              ------------   ------------

  End of period                                               $ 13,908,520   $ 13,680,092
                                                              ============   ============

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JANUARY 31, 2001
------------------------------------------------------------------------------


1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      INVESTMENT SECURITIES are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the six-month period ended January 31, 2001.

      MANAGEMENT AND SERVICE FEES - No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the six months ended January 31, 2001:

        Balance, July 31, 2000                                  $13,171,647

          Plus:
            Purchases                                             1,941,910
            Discount accretion, net of premium amortization           2,642
          Less redeemed securities                               (1,960,812)
                                                                -----------

        Balance, January 31, 2001                               $13,155,387
                                                                ===========


      Approximately $957,567 in purchases and $945,418 in sales were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the six months ended January 31, 2001, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at January 31, 2001.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differ from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is the original issue discount.

      The aggregate cost of securities for federal income tax purposes was $12,889,854 at January 31, 2001. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:

        Aggregate gross unrealized depreciation                $(15,357)
        Aggregate gross unrealized appreciation                 801,292
                                                               --------

        Net unrealized appreciation                            $785,935
                                                               ========

6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the six months ended January 31, 2001:


                                                                SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                JANUARY 31,       JULY 31,
                                                                   2001             2000

      Investment income                                         $  0.44          $ 0.89
      Expenses                                                    (0.04)          (0.07)
                                                                -------         -------
      Net investment income                                        0.40            0.82
      Dividends from net investment income                        (0.42)          (0.82)
      Increase (decrease) in unrealized appreciation               0.28           (0.22)
                                                                -------         -------
      Increase (decrease) in net asset value                       0.26           (0.22)
      Net asset value - beginning                                 15.48           15.70
                                                                -------         -------

      Net asset value - ending                                  $ 15.74         $ 15.48
                                                                =======         =======


7.    INTEREST INCOME

      The following details by state the interest income earned by the Company during the six months ended January 31, 2001:

      Alaska                                                                    $  8,842
      California                                                                   1,350
      Florida                                                                     34,327
      Illinois                                                                    25,686
      Michigan*                                                                  282,684
      Nevada                                                                       6,191
      Ohio                                                                         1,941
      Oregon                                                                       3,875
      Texas                                                                       10,919
      Washington                                                                  10,789
                                                                                --------

      Total                                                                     $386,604
                                                                                ========


* Included in the Michigan total is $2,079 interest earned on a tax-exempt money market fund for the six months ended January 31, 2001.



                                   * * * * * *